RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13 – RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amount due from and due to related parties as follows:

		As of
		June 30, 2025	December 31, 2024

Due from related parties consist of the following:
Ours Media Limited (“Ours Media”)	Due from related party	$31,603	$31,624
S T MENG PTE. LTD. (“S T Meng”)	Due from related party	63,737	—
		$95,340	$31,624

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$429,698	$68,026
Ms. Ho Ling Honnus Cheung (“Ms Cheung”)	Due to director	34,779	25,111
Mr. Liqian Liao (“Mr. Liao”)	Due to director	34,779	25,111
Ms. Rose Ellen Steinberg (“Ms. Steinberg”)	Due to director	34,779	25,111
Ours Media Hong Kong Limited (“Ours Media HK”)	Due to related party	28,256	184,948
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,185,793	1,162,920
		$1,748,084	$1,491,227

Ms. Wong is Chief Executive Officer of the Company and common director of Ours Media and Ours Media HK.

As of June 30, 2025 and December 31, 2024, the amounts due from Ours Media of $31,603 and $31,624, respectively represented non-trade temporary advances to related parties which are unsecured, interest free and have no fixed terms of repayment.

As of June 30, 2025 and December 31, 2024, the amounts due from S T Meng, an investee of the Company, of $63,737 and nil, respectively represented non-trade temporary advances to related parties which are unsecured, interest free and have no fixed terms of repayment.

As of June 30, 2025 and December 31, 2024, the amounts due to Ms. Wong were $429,698 and $68,026, respectively, which are unsecured, interest free and have no fixed terms of repayment.

As of June 30, 2025 and December 31, 2024, the amounts due to Ms. Cheung, Mr. Liao, and Ms. Steinberg, are in aggregate of $104,337 and $75,333, respectively, which are unsecured, interest free and repayable on demand.

As of June 30, 2025 and December 31, 2024, the amounts due to Ours Media HK of $28,256 and $184,948, respectively represented non-trade temporary advances which are unsecured, interest free and have no fixed terms of repayment.

As of June 30, 2025 and December 31, 2024, the loan from DNAP, one of the shareholders of the Company, amounting to $1,185,793 and $1,162,920, respectively, is interest-bearing at 8% per annum and repayable by 12 equal consecutive monthly instalments, commencing on January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments , commencing on January 31, 2024. On March 10, 2025, the Company and DNAP entered into a supplementary agreement to extend the repayment date to March 31, 2026 and the Company shall repay the total outstanding principal of the loan and any accrued interest on March 31, 2026. Save as aforesaid, all other terms of the original loan agreement remained in full force and effect.

In addition to the transactions and balances detailed elsewhere in these unaudited condensed consolidated financial statements, the Company had the following transactions with related parties:

	Six months ended June 30,
	2025	2024

Revenue from related parties	$221	$—
Rental expenses paid to related parties	$53,902	$43,742
Loan interest expenses paid to related parties	$35,600	$35,675

The related parties are the Company’s shareholders or companies under common control by Ms. Wong.